UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      February 13, 2008
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                       75
                                                  -----------------------

Form 13F Information Table Value Total:              $ 133,519 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      Com            002824100      843     15,725    SH           SOLE                                   15,725
Automatic Data
  Processing             Com            053015103    4,328     94,240    SH           SOLE                                   94,240
American Eagle
  Outfitters             Com            02553E106      488     18,550    SH           SOLE                                   18,550
Applied Materials        Com            038222105    1,214     58,630    SH           SOLE                                   58,630
Advanced Micro Devices   Com            007903107      379     28,675    SH           SOLE                                   28,675
Amgen                    Com            031162100    1,701     30,070    SH           SOLE                                   30,070
BankAmerica Corp         Com            060505104    1,334     26,529    SH           SOLE                                   26,529
BB&T                     Com            054937107    1,216     30,099    SH           SOLE                                   30,099
Best Buy Co Inc.         Com            086516101      955     20,750    SH           SOLE                                   20,750
BEA Systems              Com            073325102      230     16,550    SH           SOLE                                   16,550
BP Plc                   Sponsored ADR  055622104      831     11,985    SH           SOLE                                   11,985
Broadridge Financial     Com            11133T103      242     12,777    SH           SOLE                                   12,777
Boston Scientific        Com            101137107      481     34,475    SH           SOLE                                   34,475
Anheuser Busch           Com            035229103    1,906     38,124    SH           SOLE                                   38,124
Citigroup Inc            Com            172967101    3,212     68,830    SH           SOLE                                   68,830
Cabelas                  Com            126804301    1,538     65,025    SH           SOLE                                   65,025
Caterpillar              Com            149123101      897     11,435    SH           SOLE                                   11,435
Chubb Corp               Com            171232101    1,016     18,950    SH           SOLE                                   18,950
Circuit City             Com            172737108      386     48,750    SH           SOLE                                   48,750
Chicos                   Com            168615102      246     17,500    SH           SOLE                                   17,500
Comcast                  Com            20030N101      265     10,950    SH           SOLE                                   10,950
Costco Inc.              Com            22160K105    6,645    108,275    SH           SOLE                                  108,275
Cisco Systems            Com            17275R102    6,318    190,715    SH           SOLE                                  190,715
Diebold Incorporated     Com            253651103      840     18,500    SH           SOLE                                   18,500
Dell, Inc.               Com            24702R101    1,985     71,915    SH           SOLE                                   71,915
Disney                   Com            254687106      972     28,250    SH           SOLE                                   28,250
DNP Select Income Fund   Com            23325P104      448     41,356    SH           SOLE                                   41,356
Duke Power Co.           Com            26441C105      941     50,358    SH           SOLE                                   50,358
Electronics for Imaging  Com            286082102    1,708     63,605    SH           SOLE                                   63,605
EMC Corp. Mass           Com            268648102    4,624    222,295    SH           SOLE                                  222,295
Expeditors International Com            302130109    1,153     24,368    SH           SOLE                                   24,368
Freds                    Cl A           356108100      635     60,310    SH           SOLE                                   60,310
General Electric Company Com            369604103    8,063    194,751    SH           SOLE                                  194,751
Home Depot               Com            437076102    3,142     96,859    SH           SOLE                                   96,859
Honeywell Intl Inc       Com            438516106    1,142     19,200    SH           SOLE                                   19,200
Helmerich & Payne        Com            423452101    1,262     38,442    SH           SOLE                                   38,442
Hewlett Packard          Com            428236103    1,337     26,843    SH           SOLE                                   26,843
Intel                    Com            458140100    4,061    157,033    SH           SOLE                                  157,033
Intuit                   Com            461202103      876     28,900    SH           SOLE                                   28,900
Sun Microsystems Inc.    Com            866810104      612    108,855    SH           SOLE                                  108,855
Johnson & Johnson        Com            478160104    3,366     51,234    SH           SOLE                                   51,234
Coca Cola                Com            191216100    4,346     75,623    SH           SOLE                                   75,623
Liz Claiborne Inc.       Com            539320101      507     14,775    SH           SOLE                                   14,775
Lowes                    Com            548661107      483     17,250    SH           SOLE                                   17,250
Lexmark Intl             Com            529771107      552     13,290    SH           SOLE                                   13,290
McDonald's               Com            580135101      806     14,790    SH           SOLE                                   14,790
Moody's Corp.            Com            615369105      763     15,140    SH           SOLE                                   15,140
Medtronics               Com            585055106      890     15,782    SH           SOLE                                   15,782
Motorola Inc             Com            620076109      913     49,277    SH           SOLE                                   49,277
Merck & Company Inc      Com            589331107      721     13,945    SH           SOLE                                   13,945
Microsoft                Com            594918104    4,577    155,355    SH           SOLE                                  155,355
Mylan Labs               Com            628530107      899     56,350    SH           SOLE                                   56,350
Nokia                    Com            654902204    2,255     59,455    SH           SOLE                                   59,455
New York Times           Cl A           650111107      509     25,750    SH           SOLE                                   25,750
Oracle Systems           Com            68389X105    2,409    111,277    SH           SOLE                                  111,277
Penske Automotive Group  Com            70959W103      740     36,550    SH           SOLE                                   36,550
Pfizer                   Com            717081103    3,773    154,430    SH           SOLE                                  154,430
Proctor Gamble           Com            742718109    2,227     31,656    SH           SOLE                                   31,656
Rackable Systems         Com            750077109      341     26,300    SH           SOLE                                   26,300
Sap  Aktiengellschaft    Sponsored ADR  803054204      613     10,440    SH           SOLE                                   10,440
Charles Schwab           Com            808513105      414     19,165    SH           SOLE                                   19,165
Spectra                  Com            847560109      345     14,103    SH           SOLE                                   14,103
Symantec                 Com            871503108      771     39,768    SH           SOLE                                   39,768
AT&T Corp                Com            00206R102      705     16,655    SH           SOLE                                   16,655
Tibco Software           Com            88632Q103    1,036    140,225    SH           SOLE                                  140,225
Toyota                   Sp ADR Rep2Com 892331307    1,475     12,620    SH           SOLE                                   12,620
Travelers Companies Inc. Com            89417E109    1,025     20,356    SH           SOLE                                   20,356
United Health Grp Inc    Com            91324P102      975     20,140    SH           SOLE                                   20,140
UPS                      Com            911312106    2,036     27,116    SH           SOLE                                   27,116
Varian Medical Systems   Com            92220P105    1,966     46,925    SH           SOLE                                   46,925
Wachovia Bank & Trust    Com            929903102    2,034     40,557    SH           SOLE                                   40,557
Whole Foods              Com            966837106    2,612     53,350    SH           SOLE                                   53,350
Wal-Mart Stores          Com            931142103    6,463    148,075    SH           SOLE                                  148,075
Exxon Mobil Corp.        Com            30231G102    9,299    100,463    SH           SOLE                                  100,463
Xerox                    Com            984121103      204     11,775    SH           SOLE                                   11,775